Commitments & Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments & Contingencies [Line Items]
Commitments & Contingencies

Note 5 — Commitments & Contingencies

Registration and Shareholder Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to Class A ordinary shares) pursuant to a registration and shareholder rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at $10.00 per Unit, less the underwriting discounts and commissions. The over-allotment option expired in June 2020.

The underwriter was entitled to an underwriting discount of $0.20 per unit, or $6.0 million in the aggregate paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $10.5 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Consulting Agreement

The Company is receiving consulting services in connection with identification of potential targets for a Business Combination and due diligence on such targets. As compensation for such services, the Company paid a nonrefundable fixed fee of $350,000 and agreed to pay the consulting firm $2,650,000 solely in the event that the Company completes a Business Combination. The consulting agreement may be terminated early by either party to the agreement provided that the Company pays a termination fee to the consulting firm determined based on a monthly increasing amount through November 2021. The Company recognized $418,400 and $836,800 in general and administrative expenses within the condensed statements of operations for the three and six months ended June 30, 2021, respectively. The Company recognized $0 for the same fee in the three and six months ended June 30, 2020, respectively. The termination fee accrued was $1,952,600 and $1,115,800 as of June 30, 2021 and December 31, 2020, respectively.

Note 6 — Commitments and Contingencies

Registration and Shareholder Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, will be entitled to registration rights (in the case of the Founder Shares, only after conversion of such shares to Class A ordinary shares) pursuant to a registration and shareholder rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional Units to cover over-allotments, if any, at $10.00 per Unit, less the underwriting discounts and commissions. The over-allotment option expired in June 2020.

The underwriter was entitled to an underwriting discount of $0.20 per unit, or $6.0 million in the aggregate paid upon the closing of the Initial Public Offering. In addition, $0.35 per unit, or $10.5 million in the aggregate will be payable to the underwriter for deferred underwriting commissions. The deferred underwriting commissions will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Consulting Agreement

The Company is receiving consulting services in connection with identification of potential targets for a Business Combination and due diligence on such targets. As compensation for such services, the Company paid a nonrefundable fixed fee of $350,000 and agreed to pay the consulting firm $2,650,000 solely in the event that the Company completes a Business Combination. The consulting agreement may be terminated early by either party to the agreement provided that the Company pays a termination fee to the consulting firm determined based on a monthly increasing amount through November 2021. As of December 31, 2020, the termination fee is $1,115,800, which has been accrued and recognized in general and administrative expenses within the statements of operations.

DeepGreen Metals Inc. [Member]
Commitments & Contingencies [Line Items]
Commitments & Contingencies

9.      Commitments

NORI Exploration Contract

As part of NORI’s exploration contract with the ISA with respect to the NORI Area (Note 4), NORI committed to expending $5 million over the five-year period from 2017 to 2021. Such commitment has already been met. Such commitment is negotiated with the ISA and has flexibility where the amount can be reduced.

Marawa Exploration Contract

As part of Marawa’s exploration contract with the ISA with respect to the Marawa Area (Note 4), Marawa commits to expending funds on exploration activities on an annual basis. The Commitment for fiscal 2021 is Australian dollar $2 million. Such commitment is negotiated with the ISA on an annual basis.

TOML Exploration Contract

As part of TOML’s exploration contract with the ISA with respect to the TOML Area (Note 4), TOML has committed to expending $30 million for a period from 2016 to 2021 in the first five-year review finalized in 2016. Such commitment has flexibility where the amount can be reduced by the ISA and such reduction would be dependent upon various factors including the success of the exploration programs and the availability of funding. As at June 30, 2021, the Company expended approximately $14.1 million. DeepGreen is expecting to discuss the progress since the acquisition of the TOML Group with the ISA later during 2021.

Offtake Agreements,

On May 25, 2012, the Company’s wholly owned subsidiary, DGE, and Glencore International AG (“Glencore”) entered into a copper offtake agreement and a nickel offtake agreement. DGE has agreed to deliver to Glencore 50% of the annual quantity of copper and nickel produced at a DGE owned processing facility from nodules derived from the NORI Area at LME referenced market pricing with allowances for product quality and delivery location. Both the copper and nickel offtake agreements are for the life of the Company’s rights to the NORI Area. Either party may terminate the agreement upon a material breach or insolvency of the other party. Glencore may also terminate the agreement by giving twelve months’ notice.

Sponsorship Agreements

On July 5, 2017, the Republic of Nauru (“Nauru”), the Nauru Seabed Minerals Authority and NORI entered into a sponsorship agreement (the “NORI Sponsorship Agreement”) formalising certain obligations of the parties in relation to NORI’s exploration and potential exploitation of the NORI Area. Upon reaching a minimum level of nodule production from the tenement area, NORI will pay Nauru a seabed mineral recovery payment based on the wet tonnes of polymetallic nodules recovered from the tenement area. In addition, NORI will pay an administration fee each year to Nauru for such administration and sponsorship, which is subject to review and increase in the event that NORI is granted an ISA exploitation contract.

On March 8, 2008, the Kingdom of Tonga (“Tonga”) and TOML entered into a sponsorship agreement (the “TOML Sponsorship Agreement”) formalising certain obligations of the parties in relation to TOML’s exploration and potential exploitation of the TOML Area. Upon reaching a minimum recovery level of nodule production from the tenement area, TOML has agreed to pay Tonga a seabed mineral recovery payment based on the wet tonnes of polymetallic nodules recovered from the tenement area. In addition, TOML has agreed to pay the reasonable direct costs incurred by Tonga to administer the ISA obligations of Tonga to the ISA.

12. Commitments

NORI Exploration Contract

As part of NORI’s exploration contract with the ISA with respect to the NORI Area (Note 9), NORI committed to expending $5 million over the five-year period from 2017 to 2021. Such commitment has already been met. Such commitment is negotiated with the ISA and has flexibility where the amount can be reduced.

Marawa Exploration Contract

As part of Marawa’s exploration contract with the ISA with respect to the Marawa Area (Note 9), Marawa commits to expending funds on exploration activities on an annual basis. The Commitment for fiscal 2020 was Australian dollar $1 million and for fiscal 2021 is Australian dollar $2 million. Such commitment is negotiated with the ISA on an annual basis.

TOML Exploration Contract

As part of TOML’s exploration contract with the ISA with respect to the TOML Area (Note 8), TOML has committed to expending $30 million for a period from 2016 to 2021 in the first five-year review finalized in 2016. Such commitment has flexibility where the amount can be reduced by the ISA and such reduction would be dependent upon various factors including the success of the exploration programs and the availability of funding. As at December 31, 2020 the Company expended approximately $4.7 million. DeepGreen is due to discuss the progress since the acquisition of the TOML Group with the ISA later during 2021.

Offtake Agreements,

On May 25, 2012, the Company’s wholly owned subsidiary, DGE, and Glencore International AG (“Glencore”) entered into a copper offtake agreement and a nickel offtake agreement. DGE has agreed to deliver to Glencore 50% of the annual quantity of copper and nickel produced at a DGE owned processing facility from nodules derived from the NORI Area at LME referenced market pricing with allowances for product quality and delivery location. Both the copper and nickel offtake agreements are for the life of the Company’s rights to the NORI Area. Either party may terminate the agreement upon a material breach or insolvency of the other party. Glencore may also terminate the agreement by giving twelve months’ notice.

Sponsorship Agreements

On July 5, 2017, the Republic of Nauru (“Nauru”), the Nauru Seabed Minerals Authority and NORI entered into a sponsorship agreement (the “NORI Sponsorship Agreement”) formalising certain obligations of the parties in relation to NORI’s exploration and potential exploitation of the NORI Area. Upon reaching a minimum level of nodule production from the tenement area, NORI will pay Nauru a seabed mineral recovery payment based on the wet tonnes of polymetallic nodules recovered from the tenement area. In addition, NORI will pay an administration fee each year to Nauru for such administration and sponsorship, which is subject to review and increase in the event that NORI is granted an ISA exploitation contract.

On March 8, 2008, the Kingdom of Tonga (“Tonga”) and TOML entered into a sponsorship agreement (the “TOML Sponsorship Agreement”) formalising certain obligations of the parties in relation to TOML’s exploration and potential exploitation of the TOML Area. Upon reaching a minimum recovery level of nodule production from the tenement area, TOML has agreed to pay Tonga a seabed mineral recovery payment based on the wet tonnes of polymetallic nodules recovered from the tenement area. In addition, TOML has agreed to pay the reasonable direct costs incurred by Tonga to administer the ISA obligations of Tonga to the ISA.